Operating leases (Tables)	9 Months Ended
Sep. 30, 2022
Leases [Abstract]
Schedule of Lease Costs
Lease costs recorded under operating leases for the nine months ended September 30, 2022 and September 30, 2021 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2022	September 30, 2021	September 30, 2022	September 30, 2021
	(in thousands)		(in thousands)
Operating lease costs	$12,164	$18,905	$40,976	$34,243
Income from sub-leases	(268)	(312)	(898)	(743)
Net operating lease costs	$11,896	$18,593	$40,078	$33,500

Schedule of Operating Lease Maturity
Future minimum lease payments under non-cancelable leases as of September 30, 2022 were as follows:

Minimum rental payments
(in thousands)	September 30, 2022
Year 1	$45,854
Year 2	33,861
Year 3	23,134
Year 4	18,684
Year 5	15,497
Thereafter	45,708
Total future minimum lease payments	182,738
Lease imputed interest	(14,030)
Total	$168,708